Common Stock and Preferred Stock - Schedule of Issued Preferred Stock (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Issued Preferred Stock [Line Items]
Number of shares issued (in Shares)	3,076	3,076
Aggregate Liquidation Preference	$ 59,397,713	$ 57,796,697
Series seed [Member]
Schedule of Issued Preferred Stock [Line Items]
Number of shares issued (in Shares)	217
Conversion Price (in Dollars per share)	$ 4,150
Aggregate Liquidation Preference	$ 1,368,624	1,332,687
Series A [Member]
Schedule of Issued Preferred Stock [Line Items]
Number of shares issued (in Shares)	519
Conversion Price (in Dollars per share)	$ 6,100
Aggregate Liquidation Preference	$ 4,797,551	4,671,576
Series B [Member]
Schedule of Issued Preferred Stock [Line Items]
Number of shares issued (in Shares)	194
Conversion Price (in Dollars per share)	$ 12,350
Aggregate Liquidation Preference	$ 3,624,342	3,529,173
Series B-1 [Member]
Schedule of Issued Preferred Stock [Line Items]
Number of shares issued (in Shares)	296
Conversion Price (in Dollars per share)	$ 12,350
Aggregate Liquidation Preference	$ 5,559,527	5,413,544
Series C [Member]
Schedule of Issued Preferred Stock [Line Items]
Number of shares issued (in Shares)	890
Conversion Price (in Dollars per share)	$ 13,200
Aggregate Liquidation Preference	$ 17,807,012	17,339,432
Series C-1 [Member]
Schedule of Issued Preferred Stock [Line Items]
Number of shares issued (in Shares)	106
Conversion Price (in Dollars per share)	$ 13,200
Aggregate Liquidation Preference	$ 2,129,187	2,073,278
Series D [Member]
Schedule of Issued Preferred Stock [Line Items]
Number of shares issued (in Shares)	854
Conversion Price (in Dollars per share)	$ 19,450
Aggregate Liquidation Preference	$ 24,111,470	$ 23,437,007